Schedule of income tax (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Current income tax expense	kr (1,145)	kr (129)
Deferred tax benefit	3,783	732
Total income tax benefit	kr 2,637	kr 604